Trade Receivables (Current) (Details) - Schedule of Trade Receivables - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Trade Receivables [Abstract]
Receivable from related parties	$ 112,442	$ 352,424
Receivable from others	3,305,719	1,537,132
Receivables, gross	3,418,161	1,889,556
Less: allowance for doubtful debts (expected credit loss)	73,166	57,832
Total receivables	$ 3,344,995	$ 1,831,724